COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Investments and mining site renovations
COMMITMENTS AND CONTINGENCIES
Short term capital commitment, not yet reflected in financial statements	$ 3,550